Investment Strategy - Efficient Enhanced Multi-Asset Fund	Sep. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Adviser pursues the Fund’s investment objective utilizing its Enhanced Multi-Asset Strategy, a tactical asset allocation strategy (the “Strategy”). The Strategy allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) each of which executes a multi-asset investment strategy (“Multi-Asset Investments”) and/or a managed futures trend-based investment strategy (“Trend Investments”). Each Sub-Adviser employs a specialized investment approach to execute its program for the Fund (each, a “Sub-Adviser Program”). The Strategy and its investments are summarized below and described in more detail under “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.”

Efficient Enhanced Multi-Asset Strategy. The Strategy aims to achieve the Fund’s investment objective by making investments in various asset classes combining two distinct yet complementary investment strategies: multi-asset and trend following. The Adviser believes, based on its research, that combining these two approaches may help to achieve superior risk-adjusted returns, minimize volatility and manage losses. Because the Strategy has the ability to hold both long and short investment instruments, and adjust those positions on a dynamic basis, the Strategy has the opportunity to profit in both rising and falling equity markets (although no guarantee is made that this will be the case).

Multi-Asset Investments. The Multi-Asset Investments are achieved by allocating Fund assets to one or more Sub-Advisers to execute their respective Sub-Adviser Program. Such Sub-Advisers seek to deliver exposure to a diversified set of global risk premia, investing across a global universe of equities, fixed income securities, currencies, and commodities, as well as derivatives linked to the preceding, including futures, swaps, and forwards. “Risk premia” is the return derived from an investment in excess of the expected return from a risk-free asset. In other words, risk premia is the compensation received by an investor for tolerating the higher risk of certain assets when compared to those with traditional exposures. Multi-Asset Investments use a risk-aware approach to portfolio construction by taking into consideration each asset’s estimated risk when determining exposures. This means that lower-risk asset classes (such as bonds) will generally have higher capital allocations than higher-risk asset classes (such as equities). Risk estimates used in the portfolio construction process could include an asset’s estimated volatility and correlation, as well as other proprietary measures of risk and asset attractiveness. The Multi-Asset Investments will generally be long market risk premia but exposures will dynamically adjust as risk estimates and views of attractiveness change. It is expected that these investments will seek to have smaller exposures in assets or asset classes that this systematic process deems to be unattractive on an outright basis or in combination with the other exposures in the Fund. Multi-asset long-only multi-asset strategies generally do well when assets appreciate and generally struggle when asset prices fall. Risk allocation to each asset class and weight changes may have a significant impact on such strategies’ overall performance.

Trend Investments. The Trend Investments are achieved by allocating Fund assets to one or more Sub-Advisers to execute their respective Sub-Adviser Program. Each Sub-Adviser Program uses its own proprietary and quantitative model to identify price and volatility trends in various instruments and markets across varying time periods. This is known as “trend following.” Trend following is generally based on technical data such as share prices and trading volume, and less often, on fundamental information, such as a company’s consolidated financial statements or a market sector’s economic indicators. Typically, trend following programs are developed from analyzing historical data. Trend following programs do not attempt to predict when a trend will begin or end but rather use technical indicators to initiate and liquidate positions in the markets which are generally in the direction of the trend. Trend following tends to do well when markets move in a sustained direction, whether up or down (i.e., when there are discernible market trends) and tends to struggle when markets are range bound (i.e., when there are no discernible market trends).

The investment instruments within a Sub-Adviser’s trend following program generally consist of a combination of futures, options, spot contracts, forwards and swaps, each of which may be linked to the following: (i) commodities; (ii) currencies; (iii) equity and volatility indices; (iv) fixed-income securities; and (v) over-the-counter foreign exchanges. Given the proprietary nature of the models and indicators used to identify trends, each Sub-Adviser Program may be comprised of a wide array of long and/or short positions in any of these instruments based on that Sub-Adviser’s systematic assessment of a trend, its likelihood of continuing, and estimate of an instrument’s risk.

The Strategy may give the Fund exposure to instruments of any credit quality, duration or maturity, including instruments that are unrated or are rated in the lowest credit rating categories (i.e., “junk” bonds, or securities considered below investment grade). The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment grade fixed instruments or to small less-liquid equity securities. The Fund’s securities exposure may be across an issuer’s capital structure, and may include equity and debt securities, and preferred, secured or unsecured securities. Exposure to these securities may be in the form of direct investments in the securities or through derivatives linked to such securities. Exposure may be to the securities of individual issuers or to indexes of multiple issuers.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Sub-Advisers to look for investments or gain exposure to asset classes and markets around the world, including less developed or emerging markets, that they believe will enhance the Fund’s ability to meet its objective.

Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “Subsidiary”). The Subsidiary is advised by the Adviser, sub-advised by certain Sub-Advisers, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked and volatility-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), when viewed on a consolidated basis with the Fund. Additionally, the Subsidiary, when viewed on a consolidated basis with the Fund, complies with 1940 Act Sections 8 and 18 (regarding investment policies, capital structure and leverage), Section 15 (regarding investment advisory contracts) and Section 17 (regarding affiliated transactions and custody). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets and certain volatility indices within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities, or other assets other than the entities that are wholly-owned or majority owned by the Fund. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act. The Adviser has been delegated the responsibility of being the “commodity pool operator” for each fund entity, and the Adviser is registered as such with the U.S. Commodity Futures Trading Commission (“CFTC”). Each Sub-Adviser is registered as a commodity trading advisor with the CFTC. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary. Although not contemplated initially, the Fund may form additional subsidiaries of the Subsidiary as necessary to accommodate the trading of the Sub-Advisers.

Cash Management. Given the level of futures and derivatives trading and the leveraged nature of such instruments, the Fund is likely to have large cash balance surpluses to its margin requirements. Such assets are invested in money market funds or allocated to the Fund’s cash manager to invest in a portfolio of short-term, liquid, interest-bearing securities. Columbia Management Investment Advisers, LLC, serves as the Fund’s cash manager (the “Cash Manager”). The Cash Manager, a Sub-Adviser to the Fund, will invest the Fund assets allocated to it in U.S. Government securities, such as treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, which includes its agencies and instrumentalities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Farm Credit Banks Funding Corporation (“FFCB”), Federal Home Loan Banks (“FHLB”) and SLM Corporation (“SLMA”). The Cash Manager buys and sells securities depending on forecasted liquidity needs of the Fund and economic conditions with the goal of maximizing yield, managing risk, and limiting price volatility.